Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 20. RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2022 and 2023:

Name	Relationship
Mr. Chan Ming Dave	Founder, ultimate shareholder

Ms. Yam Fung Yee Carrie	Founder’s family member

Exceptional Engineering Limited	Shareholder who owned 95% and 70.19% of the equity interest of the Company as of September 30, 2022 and 2023, respectively

Amounts due from related parties

Amounts due from related parties represented current accounts with related parties, which are used for daily operations, as follows:

	As of September 30,
	2022	2023
	HK$	HK$
Exceptional Engineering Limited	15,210	—
Ms. Yam Fung Yee Carrie	7,600	—
	22,810	—

Amount due to a related party

Amount due to a related party represented a current account with a related party, which is used for daily operations, as follows:

	As of September 30,
	2022	2023
	HK$	HK$
Mr. Chan Ming Dave	195,958	—

Leases from related parties

The Group has various agreements for the leases of office spaces, workshop, and carparking space owned by the founder and his family member. The terms of the agreements in effect as of September 30, 2023 state that the Group will continue to lease the property at a monthly rent of HK$70,500 with annual rental expense at HK$846,000.

The details of leases from related parties in effect as of September 30, 2023 are as below:

		Rent Period
Lessee	Lessor	From	To	Monthly Rental
				HK$
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2023	March 31, 2024	37,500
Shine Union	Mr. Chan Ming Dave	April 1, 2023	March 31, 2024	13,000
Shine Union	Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie	April 1, 2023	March 31, 2024	20,000

The lease expenses charged by the above related parties during the years ended September 30, 2022 and 2023 was HK$829,600 and HK$899,970, respectively.

As of September 30, 2022 and 2023, no operating lease ROU assets and operating lease liabilities of leases from related parties were recognized on the consolidated balance sheets since all of these leases were short-term leases.

Guarantee/collateral provided by related parties

Mr. Chan Ming Dave and Ms. Yam Fung Yee Carrie provided guarantee for the banking facilities of a subsidiary (see Note 12).

Capital contributions

During the year ended September 30, 2023, the Company’s shareholder, Chan Ming Dave, made capital contributions of HK$4,961,320 to the Company (see Note 14).